RIGHT TO USE ASSETS AND LIABILITIES - OPERATING LEASES (Details) - Lease, Cost - USD ($)	9 Months Ended		12 Months Ended		24 Months Ended	33 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	May 31, 2021	May 31, 2020	May 31, 2021	Feb. 28, 2022	Jun. 01, 2019	May 31, 2019
RIGHT TO USE ASSETS AND LIABILITIES - OPERATING LEASES (Details) - Lease, Cost [Line Items]
Right of Use Assets	$ 2,238,685		$ 2,250,009	$ 1,403,429	$ 2,250,009	$ 2,238,685	$ 3,891,437	$ 4,112,876
Lease liability	2,282,004		2,266,419		2,266,419	2,282,004	$ 3,848,038	$ 4,069,476
Less: current portion	(311,540)		(287,125)	(336,900)	(287,125)	(311,540)
Lease liability, non-current	1,970,464		1,979,294	1,136,151	1,979,294	1,970,464
Amount amortized	(213,827)	$ (314,311)	(379,358)	$ (1,202,259)	(1,581,619)	1,787,472
Amount amortized			(341,035)		(1,641,428)
Building [Member]
RIGHT TO USE ASSETS AND LIABILITIES - OPERATING LEASES (Details) - Lease, Cost [Line Items]
Lease liability	$ 2,055,145		$ 2,250,009		$ 2,250,009	$ 2,055,145